UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE OF CUSIP       VALUE  SHARES     SH/ PUT/   INVSTMT    OTHER              VOTING AUTHORITY
NAME OF ISSUER               CLASS              (x$1000) PRN  AMT   PRN CALL   DSCRETN    MANAGERS        SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------   ----------
AETERNA ZENTARIS INC         COM      007975204      712  139,577     SH        SOLE        N/A         139,577
ALEXION PHARMACEUTICALS INC  COM      015351109    2,149  106,124     SH        SOLE        N/A         106,124
ALFACELL CORP                COM      015404106       27   14,376     SH        SOLE        N/A          14,376
ANTIGENICS INC DEL           COM      037032109      779  163,598     SH        SOLE        N/A         163,598
ATHEROGENICS INC             COM      047439104      296   14,810     SH        SOLE        N/A          14,810
AXCAN PHARMA INC             COM      054923107    1,208   79,800     SH        SOLE        N/A          79,800
BIOENVISION INC              COM      09059N100      357   54,717     SH        SOLE        N/A          54,717
BIOGEN IDEC INC              COM      09062X103    1,204   26,600     SH        SOLE        N/A          26,600
COLEY PHARMACEUTICAL GROUP   COM      19388P106    6,240  411,580     SH        SOLE        N/A         411,580
CRITICAL THERAPEUTICS INC    COM      22674T105      442   61,590     SH        SOLE        N/A          61,590
DENDREON CORP                COM      24823Q107    3,074  567,080     SH        SOLE        N/A         567,080
DISCOVERY LABORATORIES INC   COM      254668106    1,309  195,950     SH        SOLE        N/A         195,950
ELAN CORP PLC-ADR            ADR      284131208      422   30,260     SH        SOLE        N/A          30,260
EMISPHERE TECHNOLOGIES INC   COM      291345106    1,933  445,405     SH        SOLE        N/A         445,405
ENCYSIVE PHARMACEUTICALS INC COM      29256X107      209   26,457     SH        SOLE        N/A          26,457
FORBES MEDI-TECH INC         COM      344907100       37   20,960     SH        SOLE        N/A          20,960
HUMAN GENOME SCIENCES INC    COM      444903108      188   21,915     SH        SOLE        N/A          21,915
ICOS CORP                    COM      449295104      465   16,838     SH        SOLE        N/A          16,838
MOMENTA PHARMACEUTICALS INC  COM      60877T100    2,934  133,100     SH        SOLE        N/A         133,100
NEKTAR THERAPEUTICS          COM      640268108    3,072  186,620     SH        SOLE        N/A         186,620
NEUROBIOLOGICAL TECHNOLOGIES COM      64124W106      232   64,680     SH        SOLE        N/A          64,680
NEUROCHEM INC                COM      64125K101    2,685  188,796     SH        SOLE        N/A         188,796
OSI PHARMACEUTICALS INC      COM      671040103    2,597   92,601     SH        SOLE        N/A          92,601
SPECTRUM PHARMACEUTICALS INC COM      84763A108      428  101,126     SH        SOLE        N/A         101,126
TELIK INC                    COM      87959M109    1,186   69,800     SH        SOLE        N/A          69,800
VASOGEN INC                  COM      92232F103      505  246,400     SH        SOLE        N/A         246,400
VION PHARMACEUTICALS INC     COM      927624106      371  225,070     SH        SOLE        N/A         225,070

                             27                   35,061

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:         35,061
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE